Royalty Purchase Agreement (Tables)	12 Months Ended
Nov. 30, 2022
Royalty Purchase Agreement
Schedule of Funding Commitment

Funding Commitment balance:

	November 30, 2022	November 30, 2021	November 30, 2020
Balance at the beginning of year	$2,254,486	$2,570,700	$2,570,700
Qualified expenditures paid by GoldMining	—	(316,214)	—
Reduction in amounts due to parent	(1,158,143)	—	—
Settlement of promissory note payable	(1,096,343)	—	—
Balance at the end of year	$—	$2,254,486	$2,570,700